FORM 13F

FORM 13F COVER PAGE


Report for the Quarter Ended: 	September 30, 2004


Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one):	[  ] is a restaurant.

					[  ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:		JHC Capital Management, LLC
Address:	8 Sound Shore Drive, Suite 215
		Greenwich, CT 06830

13F File Number:	n/a


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Megan Butler

Title:		Chief Operating Officer

Phone:		203-661-3574

Signature, Place, and Date of Signing:

Megan Butler	Greenwich, CT	October 22, 2004


Report Type (Check only One):

[X] 13F HOLDINGS REPORT

[  ] 13F NOTICE

[  ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE



Report Summary:



Number of Other Included Managers:	______NONE__________


Form 13F Information Table Entry Total:	______63______________


Form 13F Information Table Value Total:	______$38,687__________
						           (thousands)






List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No	13F File Number	Name

NONE



	     Title	  								    Sole		of			Value				Investment 	   Voting
Name of Issuer	     Class	 Cusip    (thousands)	Shares	Discretion	 Authority

Cybersource			COM	23251J106	$8,317 	1,094,008 	Sole		1,094,008

The SCO Group		COM	78403A106	 3,939 	545,764 	Sole		  545,764
Pegasystems			COM	705573103	 2,699 	308,400 	Sole		  308,400
Eclipsys Corp		COM	278856109	 2,442 	160,000 	Sole		  160,000
PC-Tel Inc			COM	69325Q105	 2,360 	200,000 	Sole		  200,000
Neoforma Inc		COM	640475505	 2,185 	180,000 	Sole		  180,000
S1 Corporation		COM	78463B101	 1,740 	175,000 	Sole		  175,000
Scientific-Atlanta 	COM	808655104	 1,725 	 50,000 	Sole		   50,000
Westell Technologies 	COM	957541105	 1,683 	330,000 	Sole		  330,000
infoUSA			COM	456818301	 1,648 	162,500 	Sole		  162,500
Arris Group			COM	04269Q100	 1,544 	260,000 	Sole		  260,000
Jacada Ltd			COM	M6184R101	 1,507 	516,600 	Sole		  516,600
Digital Impact		COM	25385G106	 1,477 	756,175 	Sole		  756,175
Findwhat.com		COM	317794105	 1,388 	 60,000 	Sole		   60,000
Autobytel			COM	05275N106	 1,362 	150,000 	Sole		  150,000
Verity			COM	92343C106	 1,351 	100,000 	Sole		  100,000
Artisan Components 	COM	042923102	 1,290 	 50,000 	Sole		   50,000
Modem Media			COM	607533106	 1,157 	220,000 	Sole	  	  220,000
Internap Network		COM	45885A102	 1,029 	850,000 	Sole		  850,000
Stellent Inc		COM	85856W105	   982 	115,000 	Sole		  115,000
Ultratech Inc		COM	904034105	   895 	 55,000 	Sole		   55,000
RSA Security		COM	749719100	   789 	 40,300 	Sole		   40,300
Marimba Inc			COM	56781Q109	   670 	118,808 	Sole		  118,808
Ascential Software 	COM	04362P207	   640 	 40,000 	Sole		   40,000
Intevac Inc			COM	461148108      630 	 71,000 	Sole		   71,000
Rainmaker Systems		COM	750875106	   624 	300,000 	Sole		  300,000
Citadel Security		COM	17288Q109	   616 	200,000 	Sole		  200,000
The TriZetto Group 	COM	896882107	   603 	 90,000 	Sole		   90,000
ValueClick Inc		COM	92045N102	   599 	 50,000 	Sole		   50,000
Microvision Inc		COM	594960106	   588 	 70,000 	Sole		   70,000
Intrado Inc			COM	46117A100	   483 	 30,000 	Sole		   30,000
Selectica Inc		COM	816288104	   475 	100,000 	Sole		  100,000
InfoSonics Corp		COM	456784107	   460 	100,000 	Sole		  100,000
On Track Innovations 	COM	M8791A109	   460 	 50,000 	Sole		   50,000

Pervasive Software 	COM	715710109	   438 	 70,000 	Sole		   70,000
Digi Intl			COM	253798102	   429 	 40,000 	Sole		   40,000
E.phiphany Inc		COM	26881V100	   406 	 84,000 	Sole		   84,000
Corvis Corp			COM	221009103	   353 	250,000 	Sole		  250,000
eFunds Corp			COM	28224R101	   350 	 20,000 	Sole		   20,000
Maxtor Corp			COM	577729205	   332 	 50,000 	Sole		   50,000
InterVideo Inc		COM	46114Y101	   259 	 20,000 	Sole		   20,000
Electronic Clearing 	COM	285562500	   242 	 26,000 	Sole		   26,000
Alvarion Ltd		COM	M0861T100	   199 	 15,000 	Sole		   15,000
Allscripts Healthcare	COM	01988P108	   196 	 25,000 	Sole		   25,000
Dynabazaar Inc		COM	26779R104	   193 	255,605 	Sole		  255,605
Portal Software		COM	736126301	   187 	 51,600 	Sole		   51,600
The Sportsman's Guide 	COM	848907200	   187 	  8,000 	Sole		    8,000

Net2Phone Inc		COM	64108N106	   181 	 40,000 	Sole		   40,000
ILOG S.A.			COM	452360100	   153 	 12,000 	Sole		   12,000
Keynote Systems		COM	493308100	   110 	  8,000 	Sole		    8,000

Epicor Software Corp 	COM	29426L108	   105 	  7,500 	Sole		    7,500
Western Digital Corp 	COM	958102105	   104 	 12,000 	Sole		   12,000
Harris Interactive   	COM	414549105	   101 	 15,000 	Sole		   15,000
Mercury Interactive 	COM	589405109	   100 	  2,000 	Sole		    2,000
Openwave Systems		COM	683718308	    85 	  6,666 	Sole		    6,666
Indus Intl			COM	45578L100	    84 	 40,000 	Sole		   40,000
Bio-Imaging Tech		COM	09056N103	    83 	 18,000 	Sole		   18,000
Manugistics Group		COM	565011103	    82 	 25,000 	Sole		   25,000
West Corporation		COM	952355105	    78 	  3,000 	Sole		    3,000

Bindview Development 	COM	090327107	    64 	 25,100 	Sole		   25,100
Globix Xorporation 	COM	37957F200	    58 	 20,000 	Sole		   20,000
Actuate Corporation 	COM	00508B102	    55 	 14,000 	Sole		   14,000
NIC Inc			COM	62914B100	    54 	  7,500 	Sole		    7,500
The Ultimate Software 	COM	90385D107	    51 	  5,000 	Sole		    5,000
Mobius Management		COM	606925105	    47 	  7,900 	Sole		    7,900
Acacia Research Corp 	COM	003881307	    45 	  6,900 	Sole		    6,900
Audible Inc			COM	05069A302	    44 	  4,100 	Sole		    4,100
Descartes Systems		COM	249906108	    43  	 41,862 	Sole		   41,862
Epresence Inc		COM	294348990	    40 	 10,000 	Sole		   10,000
TIBCO Software		COM	88632Q103	    37 	  4,400 	Sole		    4,400
Loudeye Corp		COM	545754103	    35 	 22,000 	Sole		   22,000
Blue Martini Software 	COM	095698502	    33 	  7,400 	Sole		    7,400
OSI Systems			COM	671044105	    30 	  1,500 	Sole		    1,500
Agile Software Corp 	COM	00846X105	    15 	  1,700 	Sole		    1,700
Metro One Telecomm 	COM	59163F105	     5 	  3,500 	Sole		    3,500